INVESTMENTS IN UNCONSOLIDATED ENTITIES (Policies)	12 Months Ended
Dec. 31, 2013
Investments
Investments in Unconsolidated Entities Policy

We generally account for investments under the equity method when we have an ownership interest of 20 percent to 50 percent. In these cases, our pro rata shares of the entities' net assets are included in Investments on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated entities is evaluated for impairment under the U.S. GAAP provisions for equity method investments.